Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0001500198
Registrant Name	NeuroOne Medical Technologies Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A